Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Restricted share units	Restricted shares	Convertible Preferred Shares	Common Stock	Common Stock Restricted share units	Common Stock Restricted shares	Additional Paid-In Capital	Additional Paid-In Capital Restricted share units	Accumulated Other Comprehensive Loss	Accumulated Deficit
Convertible preferred shares outstanding, beginning balance (in shares) at Dec. 31, 2014				27,159,277
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2014					39,310,446
Shareholders' equity, beginning balance at Dec. 31, 2014	$ 67,732			$ 87,056	$ 4,055			$ 5,685		$ 0	$ (29,064)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)					4,665,059
Exercise of stock options	1,604				$ 3,737			(2,133)
Stock-based compensation	8,167							8,167
Vesting of restricted shares (in shares)							100,076
Vesting of restricted shares			$ 353				$ 353
Issuance of Class A shares (in shares)					8,855,000
Issuance of Class A shares	136,251				$ 136,251
Conversion of preferred shares to Class B shares (in shares)				(27,159,277)	27,159,277
Conversion of preferred shares to Class B multiple voting shares	0			$ (87,056)	$ 87,056
Net loss and comprehensive loss for the year	(18,790)									0	(18,790)
Convertible preferred shares outstanding, ending balance (in shares) at Dec. 31, 2015				0
Common shares outstanding, ending balance (in shares) at Dec. 31, 2015					80,089,858
Shareholders' equity, ending balance at Dec. 31, 2015	$ 195,317			$ 0	$ 231,452			11,719		0	(47,854)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	3,037,644				3,037,644
Exercise of stock options	$ 4,162				$ 9,077			(4,915)
Stock-based compensation	23,545							23,545
Vesting of restricted shares (in shares)						104,740	48,238
Vesting of restricted shares		$ 0	$ 202			$ 3,340	$ 202		$ (3,340)
Issuance of Class A shares (in shares)					6,125,000
Issuance of Class A shares	224,423				$ 224,423
Net loss and comprehensive loss for the year	(37,173)									(1,818)	(35,355)
Convertible preferred shares outstanding, ending balance (in shares) at Dec. 31, 2016				0
Common shares outstanding, ending balance (in shares) at Dec. 31, 2016					89,405,480
Shareholders' equity, ending balance at Dec. 31, 2016	$ 410,476			$ 0	$ 468,494			$ 27,009		$ (1,818)	$ (83,209)